Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Investment securities:
Debt instruments at amortized cost	¥ 69,795	¥ 72,015
Loans and advances	98,046,153	97,714,938
Deposits:
Borrowings	20,165,579	19,423,355
Debt securities in issue	11,687,594	11,228,600
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	69,795	72,015
Loans and advances	98,046,153	97,714,938
Other financial assets	4,545,490	4,250,454
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	109,071,199	108,367,451
Other deposits	45,082,649	47,126,203
Borrowings	19,805,014	19,042,714
Debt securities in issue	11,687,594	11,228,600
Other financial liabilities	9,020,950	8,416,003
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	69,852	71,894
Loans and advances	100,658,947	100,324,891
Other financial assets	4,543,116	4,248,069
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	109,076,263	108,368,292
Other deposits	45,082,192	47,132,088
Borrowings	19,917,725	19,193,217
Debt securities in issue	11,843,883	11,375,401
Other financial liabilities	¥ 9,020,952	¥ 8,416,002